Shareholder Report, Average Annual Return (Details) 195900_Muhlenkamp Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Muhlenkamp Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Muhlenkamp Fund
Average Annual Return, Percent	17.82%	14.60%	9.63%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX
Average Annual Return, Percent	2.68%	4.46%	3.20%